SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	12 Months Ended
Jan. 31, 2025
Condensed Financial Information Disclosure [Abstract]
SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION

Consolidated Balance Sheets

Inventories consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Raw materials	$10,459	$12,124
Work-in-process	3,759	6,751
Finished goods	4,770	5,709
Total inventories	$18,988	$24,584

Property and equipment, net consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Land and buildings	$2,854	$2,854
Leasehold improvements	9,230	12,368
Software	24,828	26,355
Equipment, furniture and other	57,399	51,551
Total cost	94,311	93,128
Less: accumulated depreciation and amortization	(65,995)	(68,744)
Total property and equipment, net	$28,316	$24,384

Depreciation and amortization expense on property and equipment was $10.4 million, $9.9 million and $11.7 million in the years ended January 31, 2025, 2024, and 2023, respectively.

Prepaid expenses and other current assets consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Prepaid expenses	$26,847	$26,701
Deferred cost of revenue	1,084	1,451
Income tax receivables	6,487	4,249
Foreign currency forward contracts	2,522	1,792
Other	810	942
Total prepaid expenses and other current assets	$37,750	$35,135

Other assets consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Long-term restricted cash and time deposits	$252	$137
Capitalized software development costs, net	8,113	8,370
Deferred commissions	2,230	2,567
Long-term deferred cost of revenue	590	390
Long-term security deposits	128	132
Long-term prepaid expenses	954	—
Noncontrolling investments accounted under ASC 321	6,410	7,186
Other	218	353
Total other assets	$18,895	$19,135

Accrued expenses and other current liabilities consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Compensation and benefits	$50,096	$45,476
Distributor and agent commissions	10,919	9,630
Operating lease obligations - current portion	5,004	5,413
Income taxes	4,418	3,428
Taxes other than income taxes	11,061	8,447
Fair value of derivatives - current portion	262	223
Other	4,934	3,209
Total accrued expenses and other current liabilities	$86,694	$75,826
Other liabilities consisted of the following as of January 31, 2025 and 2024:

	January 31,
(in thousands)	2025	2024
Unrecognized tax benefits, including interest and penalties	$4,776	$5,810
Obligations for severance compensation	2,180	1,796
Finance lease obligations - long-term portion	720	—
Total other liabilities	$7,676	$7,606

Consolidated Statements of Operations

Other (expense) income, net consisted of the following for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands)	2025	2024	2023
(Losses) gains from business divestiture	$—	$4,768	$5,764
Gains on investments, net	—	—	1,660
Foreign currency losses, net	(1,398)	(846)	(51)
Gains (losses) on derivative financial instruments, net	179	(330)	(426)
Other (expense) income, net	(395)	(677)	204
Total other (expense) income, net	$(1,614)	$2,915	$7,151

Consolidated Statements of Cash Flows

The following table provides supplemental information regarding our consolidated cash flows for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Cash paid for interest, including commitment fee	$504	$663	$1,978
Cash payments of income taxes, net	$7,153	$6,766	$11,284
Non-cash investing and financing transactions:
Accrued but unpaid purchases of property and equipment	$1,995	$163	$972
Extinguishment of liability with stocks	$—	$3,856	$—
Inventory transfers to property and equipment	$1,025	$1,639	$1,474